Fair value of assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Fair value of assets and liabilities
Fair value of financial instruments, grouped by the fair value level of hierarchy and techniques

	December 31, 2023
($ in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Capital provision assets
Derivative financial assets
Single case	-	-	934,131	934,131
Portfolio	-	-	2,875,881	2,875,881
Portfolio with equity risk	-	-	142,659	142,659
Legal risk management	-	-	3,523	3,523
Non-derivative financial assets
Joint ventures and equity method investments	-	-	178,628	178,628
Single case with equity risk	10,051	-	-	10,051
Assets of consolidated investment companies
Core legal finance (BOF-C)	9,914	-	705,092	715,006
Lower risk legal finance (Advantage Fund)	-	-	185,509	185,509
Due from settlement of capital provision assets	-	-	265,540	265,540
Marketable securities
Government securities	8,004	14,333	-	22,337
Corporate bonds	-	53,001	-	53,001
Asset-backed securities	-	20,047	-	20,047
Mutual funds	6,529	-	-	6,529
Certificates of deposit	5,647	-	-	5,647
Total assets	40,145	87,381	5,290,963	5,418,489

Liabilities:
Financial liabilities relating to third-party interests in capital provision assets	-	-	704,196	704,196
Total liabilities	-	-	704,196	704,196
Net total	40,145	87,381	4,586,767	4,714,293

	December 31, 2022
($ in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Capital provision assets
Derivative financial assets
Single case	-	-	792,745	792,745
Portfolio	-	-	2,022,406	2,022,406
Portfolio with equity risk	-	-	99,406	99,406
Legal risk management	-	-	3,201	3,201
Non-derivative financial assets
Joint ventures and equity method investments	-	-	159,225	159,225
Single case with equity risk	8,745	-	-	8,745
Assets of consolidated investment companies
Complex strategies (Strategic Value Fund)	-	-	12,657	12,657
Core legal finance (BOF-C)	10,000	-	526,575	536,575
Lower risk legal finance (Advantage Fund)	-	-	100,596	100,596
Due from settlement of capital provision assets	-	-	116,582	116,582
Marketable securities
Government securities	14,806	2,687	-	17,493
Corporate bonds	-	79,899	-	79,899
Asset-backed securities	-	32,933	-	32,933
Mutual funds	6,033	-	-	6,033
Total assets	39,584	115,519	3,833,393	3,988,496

Liabilities:
Financial liabilities relating to third-party interests in capital provision assets	-	-	425,205	425,205
Total liabilities	-	-	425,205	425,205
Net total	39,584	115,519	3,408,188	3,563,291

Schedule of analysis of the movements in the level 3 financial assets and liabilities

	Year ended December 31, 2023
			Transfers			Income/(loss)	Foreign	At
	At beginning	Transfers	between			for the	exchange	end of
($ in thousands)	of period	into Level 3	types	Deployments	Realizations	period	gains/(losses)	period
Single case	792,745	-	(403)	111,958	(184,998)	215,707	(878)	934,131
Portfolio	2,022,406	-	403	261,853	(301,610)	893,113	(284)	2,875,881
Portfolio with equity risk	99,406	-	-	361	-	42,892	-	142,659
Legal risk management	3,201	-	-	-	(944)	115	1,151	3,523
Joint ventures and equity method investments	159,225	-	-	5,556	(10,440)	22,007	2,280	178,628
Complex strategies (Strategic Value Fund)	12,657	-	-	-	(15,000)	2,343	-	-
Core legal finance (BOF-C)	526,575	-	-	126,164	(66,499)	118,852	-	705,092
Lower risk legal finance (Advantage Fund)	100,596	-	-	176,135	(128,802)	37,580	-	185,509
Total capital provision assets	3,716,811	-	-	682,027	(708,293)	1,332,609	2,269	5,025,423
Due from settlement of capital provision assets	116,582	-	-	708,293	(559,362)	(1)	28	265,540
Total Level 3 assets	3,833,393	-	-	1,390,320	(1,267,655)	1,332,608	2,297	5,290,963

Financial liabilities relating to third-party interests in capital provision assets	425,205	-	-	230	(502)	279,263	-	704,196
Total Level 3 liabilities	425,205	-	-	230	(502)	279,263	-	704,196

	Year ended December 31, 2022(1)
			Transfers			Income/(loss)	Foreign	At
	At beginning	Transfers	between			for the	exchange	end of
($ in thousands)	of period	into Level 3	types	Deployments	Realizations	period	gains/(losses)	period
Single case	655,674	-	(1,916)	161,785	(45,371)	28,243	(5,670)	792,745
Portfolio	1,752,137	-	1,916	272,796	(138,277)	135,962	(2,128)	2,022,406
Portfolio with equity risk	200,484	-	-	366	(157,191)	55,747	-	99,406
Legal risk management	2,567	-	-	130	-	718	(214)	3,201
Joint ventures and equity method investments	162,103	-	-	7,864	(5,916)	(1,627)	(3,199)	159,225
Complex strategies (Strategic Value Fund)	12,855	-	-	-	(1,663)	1,465	-	12,657
Core legal finance (BOF-C)	329,360	-	-	132,006	(53,358)	118,563	4	526,575
Lower risk legal finance (Advantage Fund)	-	-	-	121,896	(22,875)	1,575	-	100,596
Other	2,083	-	-	-	(2,083)	-	-	-
Total capital provision assets	3,117,263	-	-	696,843	(426,734)	340,646	(11,207)	3,716,811
Due from settlement of capital provision assets	86,311	-	-	426,734	(387,786)	(8,679)	2	116,582
Total Level 3 assets	3,203,574	-	-	1,123,577	(814,520)	331,967	(11,205)	3,833,393

Financial liabilities relating to third-party interests in capital provision assets	424,733	-	-	29	(52)	495	-	425,205
Total Level 3 liabilities	424,733	-	-	29	(52)	495	-	425,205

1.	The comparative data for December 31, 2022 in the table above has been amended to correct for immaterial differences.

Schedule of key unobservable inputs

($ in thousands)	December 31, 2023
Type:

Single case, Portfolio, Joint ventures and equity method investments, Legal risk management, Core legal finance (BOF-C)(1), Financial liabilities relating to third party interests in capital provision assets

Principal value technique:	Discounted cash flow
Unobservable input:	Cost	Unrealized	Fair value	Minimum	Maximum	Weighted average
Discount rate				5.3%	7.3%	7.0%
Duration(2) (years)				0.5	7.2	3.4
Adjusted risk premium				0.0%	100.0%	30.2%
Positive case milestone factor:
Significant ruling or other objective event prior to trial court judgment	$ 81,244	$ 50,667	$ 131,911	5%	40%	23%
Trial court judgment or tribunal award	$ 130,529	$ 61,175	$ 191,704	25%	60%	54%
Appeal judgment	$ 60,402	$ 57,472	$ 117,874	71%	80%	72%
Asset freeze	$ 16,621	$ 10,528	$ 27,149	20%	20%	20%
Exhaustion of as-of-right appeals	$ 34,318	$ 61,828	$ 96,146	80%	80%	80%
Exhaustion of all appeals	$ 76,872	$ 66,039	$ 142,911	100%	100%	100%
Settlement	$ 5,877	$ 17,380	$ 23,257	40%	80%	49%
Portfolios with multiple factors	$ 498,296	$ 405,078	$ 903,374	1%	100%	22%
Other	$ 338	($ 171)	$ 167	100%	100%	100%
Negative case milestone factor:
Significant ruling or other objective event prior to trial court judgment	$ 34,305	($ 28,057)	$ 6,248	(10)%	(60)%	(43)%
Trial court judgment or tribunal award	$ 41,950	($ 23,577)	$ 18,373	(10)%	(60)%	(59)%
Appeal judgment	$ 7,989	($ 7,989)	$ -	(100)%	(100)%	(100)%
Portfolios with multiple factors	$ 29,636	($ 13,479)	$ 16,157	(13)%	(60)%	(43)%
No case milestone:	$ 865,568	$ 55,868	$ 921,436
YPF-related assets:	$ 60,338	$ 1,311,319	$ 1,371,657
	$ 1,944,283	$ 2,024,081	$ 3,968,364

Type:	Lower risk legal finance (Advantage Fund)
Principal value technique:	Discounted cash flow
Unobservable input:	Cost	Unrealized	Fair value	Minimum	Maximum	Weighted average
Discount rate	$ 164,259	$ 21,250	$ 185,509	12.4%	21.4%	17.5%
Duration(2) (years)				1.0	2.7	1.9

Type:	Portfolio with equity risk, Core legal finance (BOF-C)(1)
Principal value technique:	Discounted cash flow
Unobservable input:	Cost	Unrealized	Fair value	Minimum	Maximum	Weighted average
Discount rate	$ 123,069	$ 44,285	$ 167,354	15.0%	15.0%	15.0%
Resolution timing (years)				0.8	4.8	1.7
Conversion ratio				2.6	2.6	2.6

Type:	Due from settlement of capital provision assets
Principal value technique:	Discounted cash flow
Unobservable input:	Cost	Unrealized	Fair value	Minimum	Maximum	Weighted average
Collection risk	$ 265,540	$ -	$ 265,540	0%	100%	0%

Level 3 assets and liabilities, net	$ 2,497,151	$ 2,089,616	$ 4,586,767

1.	Includes the proportional investment in these capital provision assets held by BOF-C.
2.	Duration refers to the expected timing of a favorable outcome. See note 2 (Summary of significant accounting policies—Fair value of financial instruments) to the Group’s condensed consolidated financial statements for additional information with respect to the valuation methodology for Level 3 assets.

($ in thousands)	December 31, 2022(1)
Type:

Single case, Portfolio, Joint ventures and equity method investments, Legal risk management, Core legal finance (BOF-C)(2), Financial liabilities relating to third party interests in capital provision assets

Principal value technique:	Discounted cash flow
Unobservable input:	Cost	Unrealized	Fair value	Minimum	Maximum	Weighted average
Discount rate				5.8%	7.9%	7.3%
Duration(3) (years)				0.2	8.2	3.4
Adjusted risk premium				0.0%	94.2%	38.1%
Positive case milestone factor:
Significant ruling or other objective event prior to trial court judgment	$ 58,724	$ 71,469	$ 130,193	5%	40%	20%
Trial court judgment or tribunal award	$ 116,692	$ 97,642	$ 214,334	4%	60%	53%
Appeal judgment	$ 90,045	$ 88,018	$ 178,063	60%	80%	67%
Asset freeze	$ 16,621	$ 8,598	$ 25,219	20%	20%	20%
Settlement	$ 52,812	$ 44,384	$ 97,196	40%	80%	76%
Portfolios with multiple factors	$ 380,101	$ 240,929	$ 621,030	1%	100%	14%
Other	$ 337	($ 182)	$ 155	100%	100%	100%
Negative case milestone factor:
Significant ruling or other objective event prior to trial court judgment	$ 20,259	($ 14,873)	$ 5,386	(10)%	(60)%	(13)%
Trial court judgment or tribunal award	$ 13,201	($ 3,962)	$ 9,239	(55)%	(60)%	(56)%
Appeal judgment	$ 14,431	($ 13,860)	$ 571	(80)%	(80)%	(80)%
Portfolios with multiple factors	$ 2,450	($ 999)	$ 1,451	(50)%	(50)%	(50)%
No case milestone:	$ 941,340	$ 14,382	$ 955,722
YPF-related assets:	$ 54,625	$ 768,410	$ 823,035
	$ 1,761,638	$ 1,299,956	$ 3,061,594

Type:	Lower risk legal finance (Advantage Fund)
Principal value technique:	Discounted cash flow
Unobservable input:	Cost	Unrealized	Fair value	Minimum	Maximum	Weighted average
Discount rate	$ 100,331	$ 265	$ 100,596	12.5%	21.5%	16.7%
Duration(3) (years)				0.7	3.7	2.5

Type:	Portfolio with equity risk, Core legal finance (BOF-C)(2)
Principal value technique:	Discounted cash flow
Unobservable input:	Cost	Unrealized	Fair value	Minimum	Maximum	Weighted average
Discount rate	$ 123,069	($ 6,310)	$ 116,759	16.5%	16.5%	16.5%
Resolution timing (years)				1.8	3.8	2.8
Conversion ratio				2.6	2.6	2.6

Type:	Due from settlement of capital provision assets
Principal value technique:	Discounted cash flow
Unobservable input:	Cost	Unrealized	Fair value	Minimum	Maximum	Weighted average
Collection risk	$ 127,912	($ 11,330)	$ 116,582	0%	100%	0%

Type:	Complex strategies (Strategic Value Fund)
Principal value technique:	Other
Unobservable input:	Cost	Unrealized	Fair value
Other	$ 11,156	$ 1,501	$ 12,657

Level 3 assets and liabilities, net	$ 2,124,106	$ 1,284,082	$ 3,408,188

1.	The comparative data for December 31, 2022 in the table above has been amended to correct for immaterial differences.
2.	Includes the proportional investment in these capital provision assets held by BOF-C.
3.	Duration refers to the expected timing of a favorable outcome. See note 2 (Summary of significant accounting policies—Fair value of financial instruments) to the Group’s condensed consolidated financial statements for additional information with respect to the valuation methodology for Level 3 assets.

Schedule of increase (decrease) in consolidated income and net assets due change in actual interest rates

	December 31,
($ in thousands)	2023	2022(1)
+100 bps interest rates	(161,110)	(116,874)
+50 bps interest rates	(81,745)	(59,527)
-50 bps interest rates	82,724	59,212
-100 bps interest rates	167,944	130,076
1.	The comparative data for December 31, 2022 in the table above has been amended to correct for immaterial differences.

Schedule of increase (decrease) in consolidated income or net assets due to expected timing of favorable outcome

	December 31,
($ in thousands)	2023	2022
+12 months duration(1)	(363,901)	(250,428)
+6 months duration(1)	(188,718)	(130,086)
-6 months duration(1)	203,442	133,950
-12 months duration(1)	393,248	277,833
1.	Duration refers to the expected timing of a favorable outcome. See note 2 (Summary of significant accounting policies—Fair value of financial instruments) to the Group’s condensed consolidated financial statements for additional information with respect to the valuation methodology for Level 3 assets.